Cash and Bank Balances - Schedule of Cash and Bank Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Cash and Bank Balances [Line Items]
Cash and cash equivalents as stated in the consolidated statements of cash flows	¥ 893,100	$ 122,354	¥ 1,038,048	$ 142,212	¥ 1,345,639	¥ 1,706,886
Restricted cash	24,633	3,375	24,537		16,601
Time deposits with original maturity of more than three months	343,478	47,056	31,248
Cash and bank balances as stated in the consolidated statements of financial position	1,261,211	172,785	1,093,833
Cash and bank balances at end of year	1,261,211	172,785	1,093,833		¥ 1,492,240
RMB [Member]
Schedule of Cash and Bank Balances [Line Items]
Cash and bank balances at end of year	298,922	40,952	711,252
US [Member]
Schedule of Cash and Bank Balances [Line Items]
Cash and bank balances at end of year	947,012	129,740	376,534
HK [Member]
Schedule of Cash and Bank Balances [Line Items]
Cash and bank balances at end of year	13,812	1,892	3,724
Others [Member]
Schedule of Cash and Bank Balances [Line Items]
Cash and bank balances at end of year	¥ 1,465	$ 201	¥ 2,323